Transfers of Financial Assets Not Qualifying for Derecognition (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities
The following table analyses the carrying amount of financial assets that did not qualify for derecognition and their associated financial liabilities:

	Group
	2019		2018
Nature of transaction	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Sale and repurchase agreements	7,592	(6,739)	7,642	(7,188)
Securities lending agreements	195	(143)	144	(120)
Securitisations (See Notes 14 and 25)	9,992	(3,779)	11,583	(5,331)

	17,779	(10,661)	19,369	(12,639)